Annual Total Returns - Franklin LifeSmart™ 2055 Retirement Target Fund [BarChart] - Franklin Templeton Fund Allocator Series RTF-25 - Franklin LifeSmart™ 2055 Retirement Target Fund - Class A	Dec. 01, 2020
Bar Chart Table:
Annual Return 2016	3.13%
Annual Return 2017	19.06%
Annual Return 2018	(7.37%)
Annual Return 2019	22.39%